Consolidated Statements of Income and Comprehensive Income [Parenthetical] (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Tax on unrealized (depreciation) appreciation on available-for-sale securities (in dollars)	$ (37)	$ (73)